STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund

May 31, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.5%
Aerospace & Defense - .0%
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	100,000		89,940
The Boeing Company, Sr. Unscd. Notes	4.88	5/1/2025	160,000		162,038
				251,978
Airlines - .1%
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	250,661		228,743
Delta Air Lines Pass Through Trust, Ser. 2019-1, Cl. AA	3.20	4/25/2024	250,000		245,915
				474,658
Automobiles & Components - .0%
General Motors Financial, Sr. Unscd. Notes	3.10	1/12/2032	150,000		126,951
Banks - .8%
Banco Santander, Sr. Unscd. Notes	2.75	5/28/2025	200,000		192,593
Bank of America, Jr. Sub. Notes, Ser. TT	6.13	4/27/2027	350,000	[a]	354,812
Citigroup, Sub. Notes	4.45	9/29/2027	340,000		341,406
Citizens Bank, Sr. Unscd. Notes	2.25	4/28/2025	310,000		298,060
Deutsche Bank, Sr. Unscd. Notes	2.55	1/7/2028	365,000		324,887
HSBC Holdings, Sr. Unscd. Notes	4.95	3/31/2030	175,000		177,174
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	290,000	[a,b]	253,043
Morgan Stanley, Sr. Unscd. Notes	1.59	5/4/2027	390,000		355,342
NatWest Group, Sr. Unscd. Notes	5.08	1/27/2030	260,000		263,198
Nordea Bank, Jr. Sub. Notes	6.63	3/26/2026	255,000	[a,c]	257,002
Societe Generale, Sr. Unscd. Notes	3.34	1/21/2033	275,000	[c]	234,301
The Goldman Sachs Group, Sub. Notes	6.75	10/1/2037	395,000		462,584
				3,514,402
Beverage Products - .1%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.90	2/1/2046	300,000		299,745
Chemicals - .1%
Huntsman International, Sr. Unscd. Notes	4.50	5/1/2029	250,000		248,614
Yara International, Sr. Unscd. Notes	3.15	6/4/2030	230,000	[c]	200,024
				448,638

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.5% (continued)
Commercial & Professional Services - .1%
The George Washington University, Unscd. Bonds, Ser. 2018	4.13	9/15/2048	325,000		305,571
Commercial Mortgage Pass-Through Certificates - .2%
WFRBS Commercial Mortgage Trust, Ser. 2013-C12, CI. A4	3.20	3/15/2048	220,078		219,873
WFRBS Commercial Mortgage Trust, Ser. 2013-C13, Cl. A4	3.00	5/15/2045	540,000		538,174
				758,047
Consumer Discretionary - .1%
Magallanes, Gtd. Notes	3.76	3/15/2027	325,000	[c]	315,833
Magallanes, Gtd. Notes	4.28	3/15/2032	275,000	[c]	257,288
				573,121
Diversified Financials - .4%
AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	200,000		178,799
AerCap Global Aviation Trust, Gtd. Notes	2.45	10/29/2026	375,000		335,708
Aircastle, Sr. Unscd. Notes	2.85	1/26/2028	500,000	[c]	434,612
Ares Capital, Sr. Unscd. Notes	2.88	6/15/2028	275,000		232,874
BlackRock TCP Capital, Sr. Unscd. Notes	2.85	2/9/2026	200,000		186,022
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	310,000	[c]	259,077
Blue Owl Finance, Gtd. Notes	4.13	10/7/2051	350,000	[c]	240,042
				1,867,134
Electronic Components - .1%
Jabil, Sr. Unscd. Notes	3.60	1/15/2030	300,000		275,386
Energy - .4%
Boardwalk Pipelines, Gtd. Notes	3.60	9/1/2032	175,000		155,016
BP Capital Markets America, Gtd. Notes	2.72	1/12/2032	295,000		265,764
Diamondback Energy, Gtd. Notes	3.13	3/24/2031	200,000		181,599
Diamondback Energy, Gtd. Notes	3.50	12/1/2029	100,000		94,608
Enbridge, Gtd. Notes	2.50	8/1/2033	195,000		163,477
Energy Transfer, Sr. Unscd. Notes	5.25	4/15/2029	260,000		266,306
Marathon Petroleum, Sr. Unscd. Notes	3.80	4/1/2028	175,000		169,649
Sabine Pass Liquefaction, Sr. Scd. Notes	4.50	5/15/2030	200,000		199,555
TransCanada PipeLines, Sr. Unscd. Notes	2.50	10/12/2031	225,000		194,080
				1,690,054
Food Products - .0%
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	300,000	[b]	246,595

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 11.5% (continued)
Health Care - .3%
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	285,000	268,191
Amgen, Sr. Unscd. Notes	5.65	6/15/2042	230,000	252,254
Astrazeneca Finance, Gtd. Notes	1.20	5/28/2026	225,000	206,789
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	360,000	358,813
The Johns Hopkins Health System, Unscd. Bonds	3.84	5/15/2046	195,000	180,288
				1,266,335
Industrial - .0%
John Deere Capital, Sr. Unscd. Notes	0.45	1/17/2024	200,000	192,944
Information Technology - .2%
Adobe, Sr. Unscd. Notes	3.25	2/1/2025	230,000	231,340
Fidelity National Information Services, Sr. Unscd. Notes	3.10	3/1/2041	225,000	174,407
Fiserv, Sr. Unscd. Notes	4.40	7/1/2049	225,000	202,102
Oracle, Sr. Unscd. Notes	3.90	5/15/2035	275,000	236,562
				844,411
Insurance - .1%
MetLife, Jr. Sub. Notes, Ser. G	3.85	9/15/2025	100,000	[a] 93,050
Prudential Financial, Sr. Unscd. Notes	4.35	2/25/2050	275,000	264,358
				357,408
Internet Software & Services - .1%
Amazon.com, Sr. Unscd. Notes	1.65	5/12/2028	350,000	316,230
eBay, Sr. Unscd. Notes	1.90	3/11/2025	300,000	286,077
				602,307
Media - .1%
Sky, Gtd. Notes	3.75	9/16/2024	230,000	[c] 232,492
The Walt Disney Company, Gtd. Notes	2.65	1/13/2031	145,000	131,361
				363,853
Metals & Mining - .1%
Glencore Funding, Gtd. Notes	2.63	9/23/2031	225,000	[c] 188,988
Nucor, Sr. Unscd. Notes	4.30	5/23/2027	125,000	127,104
				316,092
Municipal Securities - .4%
JobsOhio Beverage System, Revenue Bonds, Refunding, Ser. A	2.83	1/1/2038	150,000	128,478
Massachusetts, GO (Build America Bonds)	4.91	5/1/2029	325,000	345,695
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	4.13	6/15/2042	310,000	269,226
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	1.48	1/1/2028	200,000	177,000
New York City, GO, Refunding, Ser. D	1.92	8/1/2031	175,000	146,055

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.5% (continued)
Municipal Securities - .4% (continued)
Ohio Turnpike & Infrastructure Commission, Revenue Bonds, Refunding, Ser. A	3.22	2/15/2048	250,000		193,671
Port Authority of New York & New Jersey, Revenue Bonds, Ser. AAA	1.09	7/1/2023	255,000		250,964
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (NTE Mobility Partners) Ser. B	3.92	12/31/2049	250,000		218,201
				1,729,290
Real Estate - .4%
Alexandria Real Estate Equities, Gtd. Notes	2.95	3/15/2034	225,000		196,910
American Homes 4 Rent, Sr. Unscd. Notes	4.90	2/15/2029	365,000		368,865
Duke Realty, Sr. Unscd. Notes	2.25	1/15/2032	175,000		148,403
Goodman US Finance Five, Gtd. Notes	4.63	5/4/2032	125,000	[c]	125,204
Hudson Pacific Properties, Gtd. Notes	3.25	1/15/2030	265,000		240,759
Kimco Realty, Sr. Unscd. Notes	3.20	4/1/2032	200,000		180,717
Life Storage, Gtd. Notes	4.00	6/15/2029	160,000		153,297
Simon Property Group, Sr. Unscd. Notes	2.65	2/1/2032	200,000		172,428
Spirit Realty, Gtd. Notes	2.10	3/15/2028	225,000		196,657
				1,783,240
Retailing - .1%
Genuine Parts, Sr. Unscd. Notes	2.75	2/1/2032	225,000		193,437
Ross Stores, Sr. Unscd. Notes	4.70	4/15/2027	225,000		231,871
The Home Depot, Sr. Unscd. Notes	1.38	3/15/2031	280,000		230,942
				656,250
Semiconductors & Semiconductor Equipment - .2%
Broadcom, Gtd. Notes	2.45	2/15/2031	175,000	[c]	145,252
Broadcom, Sr. Unscd. Notes	3.19	11/15/2036	300,000	[c]	240,901
KLA, Sr. Unscd. Notes	4.10	3/15/2029	225,000		226,741
Microchip Technology, Sr. Scd. Notes	0.97	2/15/2024	125,000		119,865
Microchip Technology, Sr. Scd. Notes	0.98	9/1/2024	100,000	[c]	94,097
NXP, Gtd. Notes	5.35	3/1/2026	100,000		103,706
				930,562
Technology Hardware & Equipment - .0%
Dell International, Gtd. Notes	3.38	12/15/2041	200,000	[c]	150,179
Telecommunication Services - .1%
AT&T, Sr. Unscd. Notes	4.55	3/9/2049	345,000		328,533
T-Mobile USA, Sr. Scd. Notes	3.00	2/15/2041	325,000		255,642

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.5% (continued)
Telecommunication Services - .1% (continued)
Verizon Communications, Sr. Unscd. Notes	3.40	3/22/2041	140,000		121,108
				705,283
Transportation - .0%
J.B. Hunt Transport Services, Gtd. Notes	3.88	3/1/2026	250,000		251,724
U.S. Government Agencies Collateralized Municipal-Backed Securities - .1%
Government National Mortgage Association, Ser. 2012-135, Cl. AE	1.83	12/16/2052	291,325		269,157
U.S. Government Agencies Mortgage-Backed - 3.1%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2050			281,212	[d]	233,141
2.00%, 8/1/2041			376,618	[d]	341,233
2.50%, 3/1/2042			429,252	[d]	401,279
3.00%, 1/1/2052-3/1/2052			1,166,533	[d]	1,113,884
3.50%, 1/1/2052			676,193	[d]	664,271
4.00%, 1/1/2052			518,463	[d]	519,635
5.00%, 8/1/2049			71,830	[d]	75,040
Federal National Mortgage Association:
1.50%, 1/1/2042			278,723	[d]	243,303
2.00%, 11/1/2046-1/1/2052			2,316,643	[d]	2,068,838
2.50%, 12/1/2036-11/1/2051			2,855,504	[d]	2,665,086
3.00%, 1/1/2035-2/1/2052			841,924	[d]	823,192
4.00%, 4/1/2052-6/1/2052			1,116,503	[d]	1,118,886
4.50%, 3/1/2050-6/1/2052			417,292	[d]	425,775
5.00%, 6/1/2052			259,155	[d]	268,408
Government National Mortgage Association II:
2.00%, 6/20/2051-10/20/2051			444,449		395,266
2.50%, 5/20/2051			562,361		515,388
3.00%, 6/20/2050-11/20/2051			776,114		749,663
3.50%, 1/20/2052			861,361		854,994
4.00%, 2/20/2051-5/20/2051			322,383		322,717
4.50%, 1/20/2052			417,255		428,760
				14,228,759
U.S. Treasury Securities - 3.8%
U.S. Treasury Bonds	1.88	11/15/2051	705,000		537,342
U.S. Treasury Bonds	1.88	2/15/2041	615,000		493,105
U.S. Treasury Bonds	2.25	2/15/2052	150,000	[b]	125,508
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL +0.04%	1.16	10/31/2023	580,000	[e]	581,180
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL -0.02%	1.11	1/31/2024	805,000	[e]	806,022

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.5% (continued)
U.S. Treasury Securities - 3.8% (continued)
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	7/15/2025	684,983	[f]	709,170
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	333,256	[f]	341,894
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.50	1/15/2028	623,575	[f]	640,786
U.S. Treasury Notes	0.13	3/31/2023	530,000		521,906
U.S. Treasury Notes	0.13	7/31/2023	195,000		190,380
U.S. Treasury Notes	0.13	12/15/2023	180,000		173,999
U.S. Treasury Notes	0.13	5/31/2023	600,000		588,052
U.S. Treasury Notes	0.25	9/30/2023	1,040,000	[b]	1,013,025
U.S. Treasury Notes	0.25	8/31/2025	310,000		285,812
U.S. Treasury Notes	0.25	6/15/2024	520,000		496,417
U.S. Treasury Notes	0.25	10/31/2025	455,000		417,800
U.S. Treasury Notes	0.50	8/31/2027	515,000		456,268
U.S. Treasury Notes	0.63	5/15/2030	375,000		316,157
U.S. Treasury Notes	0.63	7/31/2026	70,000		63,982
U.S. Treasury Notes	0.75	12/31/2023	325,000		316,850
U.S. Treasury Notes	0.88	1/31/2024	870,000		848,182
U.S. Treasury Notes	1.13	2/15/2031	145,000	[b]	125,895
U.S. Treasury Notes	1.25	11/30/2026	370,000		345,524
U.S. Treasury Notes	1.38	11/15/2031	895,000		785,223
U.S. Treasury Notes	1.50	2/15/2030	195,000	[b]	177,062
U.S. Treasury Notes	1.63	8/15/2029	425,000		391,498
U.S. Treasury Notes	1.63	4/30/2023	580,000		577,579
U.S. Treasury Notes	1.75	3/15/2025	815,000		793,988
U.S. Treasury Notes	1.88	2/15/2032	150,000		137,508
U.S. Treasury Notes	2.00	11/15/2026	370,000		356,934
U.S. Treasury Notes	2.13	7/31/2024	490,000		485,502
U.S. Treasury Notes	2.25	11/15/2027	10,000		9,691
U.S. Treasury Notes	2.38	5/15/2027	1,065,000		1,041,911
U.S. Treasury Notes	2.50	3/31/2027	1,000,000	[b]	985,352
U.S. Treasury Notes	2.50	2/28/2026	30,000		29,699
U.S. Treasury Notes	2.50	1/31/2024	210,000		210,271
U.S. Treasury Notes	2.63	12/31/2023	305,000	[b]	306,305
U.S. Treasury Notes	2.63	1/31/2026	120,000	[b]	119,320
U.S. Treasury Notes	2.88	5/15/2032	320,000	[b]	320,450
U.S. Treasury Notes	2.88	4/30/2029	475,000		474,852
U.S. Treasury Notes	2.88	11/30/2025	5,000		5,016
				17,603,417
Total Bonds and Notes (cost $57,018,464)			53,083,491

Description	Shares		Value ($)
Common Stocks - 28.5%
Advertising - .0%
Omnicom Group	1,955		145,863
Aerospace & Defense - .4%
Howmet Aerospace	2,805		100,335
L3Harris Technologies	814		196,093
Lockheed Martin	1,379		606,912
Northrop Grumman	592		277,038
Raytheon Technologies	5,029		478,358
Teledyne Technologies	187	[g]	75,763
The Boeing Company	776	[g]	101,966
		1,836,465
Agriculture - .3%
Altria Group	7,361		398,156
Archer-Daniels-Midland	960		87,187
Philip Morris International	6,759		718,144
		1,203,487
Airlines - .1%
Delta Air Lines	4,090	[g]	170,512
Southwest Airlines	2,875	[g]	131,847
		302,359
Automobiles & Components - .6%
BorgWarner	4,815		194,141
Ford Motor	21,775		297,882
General Motors	4,685	[g]	181,216
Tesla	2,934	[g]	2,224,735
		2,897,974
Banks - 1.2%
Bank of America	34,993		1,301,740
Citigroup	1,806		96,458
Citizens Financial Group	4,435		183,520
Comerica	2,895		240,893
Huntington Bancshares	9,280		128,806
JPMorgan Chase & Co.	9,431		1,247,061
M&T Bank	1,317		237,020
Regions Financial	11,540		254,919
The PNC Financial Services Group	2,230		391,164
Truist Financial	5,473		272,227
U.S. Bancorp	8,125		431,194
Wells Fargo & Co.	10,839		496,101
Zions Bancorp	2,290		130,622
		5,411,725
Beverage Products - .6%
CVS Health	4,335		419,411
Molson Coors Beverage, Cl. B	1,840		102,746
Monster Beverage	3,998	[g]	356,302

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 28.5% (continued)
Beverage Products - .6% (continued)
PepsiCo	5,011		840,595
The Coca-Cola Company	13,183		835,539
		2,554,593
Building Materials - ..1%
Carrier Global	4,240		166,674
Johnson Controls International	3,162		172,361
Mohawk Industries	218	[g]	30,838
		369,873
Chemicals - .5%
Air Products & Chemicals	767		188,805
Albemarle	805		209,638
Celanese	773		120,990
Dow	3,055		207,679
DuPont de Nemours	3,360		227,976
Eastman Chemical	1,785		196,636
FMC	696		85,316
Linde	1,988		645,464
LyondellBasell Industries, Cl. A	1,455		166,234
PPG Industries	880		111,311
The Sherwin-Williams Company	759		203,442
Vulcan Materials	628		103,538
		2,467,029
Commercial & Professional Services - .4%
Automatic Data Processing	1,940		432,504
Cintas	455		181,240
Equifax	579		117,294
FLEETCOR Technologies	295	[g]	73,399
Nielsen Holdings	3,950		100,962
S&P Global	2,142		748,586
		1,653,985
Consumer Discretionary - .4%
Carnival	2,810	[g]	39,003
Chipotle Mexican Grill	116	[g]	162,696
D.R. Horton	1,990		149,548
Darden Restaurants	970		121,250
Hasbro	688		61,748
Hilton Worldwide Holdings	1,112		156,636
Las Vegas Sands	1,925	[g]	68,261
Lennar, Cl. A	1,875		150,469
Marriott International, Cl. A	1,377		236,266
MGM Resorts International	3,600		125,892
Royal Caribbean Cruises	718	[g]	41,694
Starbucks	4,622		362,827
Whirlpool	646		119,019

Description	Shares	Value ($)
Common Stocks - 28.5% (continued)
Consumer Discretionary - .4% (continued)
Wynn Resorts	1,265	[g] 83,617
Yum! Brands	695	84,422
		1,963,348
Consumer Durables & Apparel - .2%
NIKE, Cl. B	6,011	714,407
Tapestry	4,150	143,175
		857,582
Consumer Staples - .4%
Church & Dwight	1,145	103,119
Colgate-Palmolive	3,080	242,735
The Estee Lauder Companies, Cl. A	756	192,515
The Procter & Gamble Company	8,699	1,286,408
		1,824,777
Diversified Financials - 1.4%
American Express	4,317	728,796
BlackRock	577	386,059
Capital One Financial	1,484	189,744
CME Group	732	145,544
Discover Financial Services	1,739	197,359
Intercontinental Exchange	1,846	189,012
Invesco	8,985	173,770
Mastercard, Cl. A	3,061	1,095,440
Moody's	692	208,686
Morgan Stanley	4,770	410,888
Northern Trust	1,381	154,327
State Street	940	68,141
T. Rowe Price Group	2,100	266,889
The Charles Schwab	3,505	245,700
The Goldman Sachs Group	787	257,231
Visa, Cl. A	7,693	1,632,224
		6,349,810
Electronic Components - .5%
AMETEK	1,235	150,015
Amphenol, Cl. A	1,756	124,430
Emerson Electric	2,845	252,238
Fastenal	3,550	190,138
Fortive	755	46,636
Garmin	1,168	123,364
Honeywell International	2,989	578,730
PACCAR	2,645	229,692
Quanta Services	2,165	257,635
TE Connectivity	1,585	205,083
United Rentals	611	[g] 182,188
		2,340,149

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 28.5% (continued)
Energy - 1.4%
Baker Hughes	3,420	123,052
Chevron	5,607	979,319
ConocoPhillips	7,062	793,486
Coterra Energy	7,250	248,892
Devon Energy	1,420	106,358
Diamondback Energy	1,550	235,631
Enphase Energy	421	[g] 78,386
EOG Resources	4,635	634,810
Exxon Mobil	12,866	1,235,136
Halliburton	4,010	162,405
Hess	1,685	207,373
Kinder Morgan	6,852	134,916
Marathon Oil	11,755	369,460
Marathon Petroleum	1,585	161,337
Occidental Petroleum	2,750	190,602
ONEOK	1,930	127,090
Phillips 66	1,480	149,199
Pioneer Natural Resources	471	130,910
Schlumberger	7,885	362,395
The Williams Companies	1,775	65,782
Valero Energy	1,086	140,746
		6,637,285
Environmental Control - .0%
Waste Management	1,115	176,739
Food & Staples Retailing - .4%
Costco Wholesale	1,496	697,465
Sysco	1,860	156,575
The Kroger Company	3,215	170,299
Walgreens Boots Alliance	2,465	108,041
Walmart	7,242	931,538
		2,063,918
Food Products - .3%
Conagra Brands	2,645	86,994
General Mills	3,390	236,791
Lamb Weston Holdings	2,690	181,790
Mondelez International, Cl. A	4,860	308,902
The Hershey Company	673	142,481
The J.M. Smucker Company	720	90,266
Tyson Foods, Cl. A	1,210	108,428
		1,155,652
Forest Products & Paper - .0%
International Paper	2,340	113,373
Health Care - 4.1%
Abbott Laboratories	6,330	743,522

Description	Shares		Value ($)
Common Stocks - 28.5% (continued)
Health Care - 4.1% (continued)
AbbVie	6,780		999,169
ABIOMED	235	[g]	61,970
Agilent Technologies	3,667		467,763
Align Technology	600	[g]	166,584
Amgen	3,439		882,929
Anthem	836		426,034
Becton Dickinson & Co.	290		74,182
Boston Scientific	5,510	[g]	225,965
Bristol-Myers Squibb	7,588		572,515
Centene	2,830	[g]	230,475
Charles River Laboratories International	48	[g]	11,236
Cigna	434		116,438
Corteva	2,493		156,112
Danaher	3,675		969,538
Dentsply Sirona	4,815		190,481
DexCom	410	[g]	122,155
Edwards Lifesciences	1,846	[g]	186,169
Eli Lilly & Co.	2,634		825,601
Gilead Sciences	2,980		193,253
HCA Healthcare	1,394		293,298
Henry Schein	830	[g]	71,081
Hologic	825	[g]	62,098
Humana	547		248,464
IDEXX Laboratories	678	[g]	265,518
Illumina	449	[g]	107,527
Incyte	1,420	[g]	107,764
Intuitive Surgical	1,302	[g]	296,387
Johnson & Johnson	11,838		2,125,276
Laboratory Corp. of America Holdings	610		150,499
McKesson	503		165,331
Medtronic	2,678		268,202
Merck & Co.	6,730		619,362
Pfizer	27,871		1,478,278
Quest Diagnostics	804		113,380
Regeneron Pharmaceuticals	328	[g]	218,035
ResMed	547		111,293
Steris	559		127,564
Stryker	716		167,902
Teleflex	303		87,185
The Cooper Companies	379		132,930
Thermo Fisher Scientific	2,119		1,202,681
UnitedHealth Group	3,713		1,844,544

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 28.5% (continued)
Health Care - 4.1% (continued)
Universal Health Services, Cl. B	906		112,897
Viatris	3,599		44,160
Zimmer Biomet Holdings	2,340		281,291
Zoetis	2,677		457,580
		18,782,618
Household & Personal Products - .1%
Kimberly-Clark	1,350		179,577
The Clorox Company	2,087		303,366
		482,943
Industrial - .6%
3M	238		35,531
Caterpillar	1,778		383,781
Copart	965	[g]	110,521
Deere & Co.	1,345		481,214
Dover	1,264		169,262
Eaton	1,820		252,252
General Electric	3,166		247,866
Huntington Ingalls Industries	459		96,601
Illinois Tool Works	995		207,030
Ingersoll Rand	1,960		92,414
Otis Worldwide	714		53,122
Parker-Hannifin	660		179,632
Snap-on	691		153,319
Stanley Black & Decker	889		105,515
Textron	1,495		97,609
Trane Technologies	1,630		225,038
Westinghouse Air Brake Technologies	990		93,515
		2,984,222
Information Technology - 2.9%
Activision Blizzard	2,530		197,036
Adobe	2,114	[g]	880,439
Autodesk	1,103	[g]	229,148
Cadence Design Systems	3,250	[g]	499,622
Cognizant Technology Solutions, Cl. A	2,265		169,195
eBay	2,567		124,936
Electronic Arts	688		95,391
Fidelity National Information Services	2,288		239,096
Global Payments	1,206		158,034
International Business Machines	1,611		223,671
Intuit	1,192		494,036
Microsoft	29,174		7,931,535

Description	Shares		Value ($)
Common Stocks - 28.5% (continued)
Information Technology - 2.9% (continued)
MSCI	369		163,227
Oracle	7,188		516,961
Paychex	1,685		208,654
PayPal Holdings	6,681	[g]	569,288
Roper Technologies	373		165,030
Salesforce	2,277	[g]	364,866
ServiceNow	645	[g]	301,518
		13,531,683
Insurance - 1.0%
Aflac	3,260		197,458
American International Group	4,230		248,216
Aon, Cl. A	551		151,894
Berkshire Hathaway, Cl. B	6,470	[g]	2,044,391
Chubb	913		192,908
Cincinnati Financial	1,075		137,449
Lincoln National	2,170		125,708
Marsh & McLennan	1,500		239,925
Prudential Financial	2,335		248,094
The Allstate	1,955		267,229
The Progressive	4,774		569,920
The Travelers Companies	1,223		218,966
Willis Towers Watson	447		94,348
		4,736,506
Internet Software & Services - 2.5%
Alphabet, Cl. A	1,168	[g]	2,657,480
Alphabet, Cl. C	1,197	[g]	2,730,094
Amazon.com	1,614	[g]	3,880,363
Booking Holdings	109	[g]	244,548
Match Group	768	[g]	60,503
Meta Platforms, Cl. A	8,983	[g]	1,739,468
		11,312,456
Materials - .1%
Amcor	6,985		91,504
Ball	1,424		100,947
WestRock	3,225		156,380
		348,831
Media - .5%
Charter Communications, Cl. A	890	[g]	451,168
Comcast, Cl. A	14,751		653,174
DISH Network, Cl. A	420	[g]	9,589
Fox, Cl. A	1,795		63,740
Live Nation Entertainment	1,050	[g]	99,803
Netflix	1,973	[g]	389,549
Paramount Global, Cl. B	3,680		126,334

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 28.5% (continued)
Media - .5% (continued)
The Walt Disney Company	4,656	[g]	514,209
Warner Bros Discovery	6,295	[g]	116,143
		2,423,709
Metals & Mining - .1%
Freeport-McMoRan	4,920		192,274
Newmont	3,695		250,706
		442,980
Real Estate - .7%
Alexandria Real Estate Equities	705	[h]	116,995
American Tower	642	[h]	164,435
AvalonBay Communities	590	[h]	122,696
Crown Castle International	1,443	[h]	273,665
Digital Realty Trust	1,167	[h]	162,902
Equinix	285	[h]	195,821
Equity Residential	1,390	[h]	106,794
Essex Property Trust	641	[h]	181,948
Extra Space Storage	696	[h]	124,027
Federal Realty OP LP	1,140	[h]	131,066
Iron Mountain	2,760	[h]	148,764
Prologis	2,420	[h]	308,502
Public Storage	1,223	[h]	404,373
Regency Centers	1,970	[h]	134,374
SBA Communications	386	[h]	129,931
Simon Property Group	1,240	[h]	142,166
UDR	3,160	[h]	151,048
Ventas	1,715	[h]	97,309
Welltower	1,950	[h]	173,725
Weyerhaeuser	3,370	[h]	133,182
		3,403,723
Retailing - .9%
AutoZone	128	[g]	263,635
Best Buy	678		55,637
Dollar General	999		220,120
Dollar Tree	1,315	[g]	210,834
Expedia Group	657	[g]	84,970
Lowe's	3,142		613,633
McDonald's	2,597		654,989
O'Reilly Automotive	302	[g]	192,425
Ross Stores	1,641		139,518
Target	2,038		329,911
The Home Depot	3,878		1,174,064
The TJX Companies	2,512		159,688
Tractor Supply	841		157,570
		4,256,994

Description	Shares		Value ($)
Common Stocks - 28.5% (continued)
Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro Devices	6,650	[g]	677,369
Analog Devices	2,643		445,081
Applied Materials	3,365		394,681
Broadcom	1,604		930,529
Intel	12,853		570,930
KLA	775		282,759
Lam Research	480		249,614
Microchip Technology	2,396		174,069
Micron Technology	1,875		138,450
NVIDIA	9,896		1,847,781
Qorvo	2,436	[g]	272,223
Skyworks Solutions	1,455		158,406
Texas Instruments	2,939		519,498
		6,661,390
Technology Hardware & Equipment - 2.6%
Accenture, Cl. A	3,479		1,038,342
Apple	60,707		9,035,630
Corning	3,035		108,714
DXC Technology	2,550	[g]	89,811
EPAM Systems	202	[g]	68,381
F5	687	[g]	112,008
Fortinet	1,045	[g]	307,376
HP	5,166		200,647
Juniper Networks	5,270		161,684
Keysight Technologies	945	[g]	137,592
Qualcomm	4,075		583,621
Seagate Technology Holdings	2,080		176,114
Western Digital	1,010	[g]	61,297
Zebra Technologies, Cl. A	296	[g]	100,104
		12,181,321
Telecommunication Services - .5%
Arista Networks	1,360	[g]	139,101
AT&T	26,025		554,072
Cisco Systems	10,760		484,738
T-Mobile US	1,669	[g]	222,461
Verizon Communications	13,798		707,699
		2,108,071
Transportation - .5%
CSX	2,973		94,512
FedEx	795		178,541
Norfolk Southern	2,160		517,666
Union Pacific	3,845		845,054
United Parcel Service, Cl. B	2,610		475,672
		2,111,445

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 28.5% (continued)
Utilities - .8%
Ameren		1,795		170,866
American Electric Power		2,230		227,527
CenterPoint Energy		5,220		167,301
CMS Energy		2,985		212,054
Consolidated Edison		3,670		364,284
Constellation Energy		2,008		124,657
DTE Energy		1,046		138,815
Duke Energy		1,581		177,894
Edison International		3,500		244,685
Entergy		962		115,748
Evergy		3,065		214,366
Eversource Energy		1,700		156,944
Exelon		6,025		296,129
FirstEnergy		4,175		179,358
NextEra Energy		6,872		520,142
NiSource		3,490		109,761
NRG Energy		2,295		105,662
Public Service Enterprise Group		2,960		202,878
The AES		4,010		88,380
The Southern Company		255		19,293
			3,836,744
Total Common Stocks (cost $70,923,256)		131,931,622

Preferred Stocks - .1%
Telecommunication Services - .1%
AT&T, Ser. A (cost $375,000)	5.00	15,000		325,350
Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 59.9%
Registered Investment Companies - 59.9%
BNY Mellon Corporate Bond Fund, Cl. M		1,527,848	[i]	18,471,678
BNY Mellon Emerging Markets Fund, Cl. M		1,408,460	[i]	16,619,830
BNY Mellon Floating Rate Income Fund, Cl. Y		1,079,749	[i]	11,780,062
BNY Mellon Focused Equity Opportunities Fund, Cl. M		2,870,416	[i]	47,247,043
BNY Mellon Global Real Estate Securities Fund, CI. Y		1,157,218	[i]	10,553,830
BNY Mellon High Yield Fund, Cl. I		2,093,868	[i]	11,537,212
BNY Mellon Income Stock Fund, Cl. M		1,929,922	[i]	18,083,367

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 59.9% (continued)
Registered Investment Companies - 59.9% (continued)
BNY Mellon Intermediate Bond Fund, Cl. M		2,122,820	[i]	25,452,606
BNY Mellon International Equity Fund, Cl. Y		857,001	[i]	17,885,603
BNY Mellon International Fund, Cl. M		19,300	[i]	258,616
BNY Mellon Mid Cap Multi-Strategy Fund, Cl. M		363,602	[i]	6,788,449
BNY Mellon Research Growth Fund, Cl. Y		414,854	[g,i]	6,471,719
BNY Mellon Select Managers Small Cap Growth Fund, Cl. Y		889,121	[i]	20,903,247
BNY Mellon Select Managers Small Cap Value Fund, Cl. Y		1,133,473	[i]	26,613,953
BNY Mellon Small Cap Multi-Strategy Fund, Cl. M		234,350	[i]	4,682,321
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	0.80	33,502,703	[i]	33,502,703
Total Investment Companies (cost $254,683,561)		276,852,239

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $358,296)	0.80	358,296	[i]	358,296
Total Investments (cost $383,358,577)		100.1%	462,550,998
Liabilities, Less Cash and Receivables		(0.1%)	(367,874)
Net Assets		100.0%	462,183,124

GO—General Obligation

U.S. T-BILL—U.S. Treasury Bill Money Market Yield

a Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

b Security, or portion thereof, on loan. At May 31, 2022, the value of the fund’s securities on loan was $3,047,673 and the value of the collateral was $3,133,458, consisting of cash collateral of $358,296 and U.S. Government & Agency securities valued at $2,775,162. In addition, the value of collateral may include pending sales that are also on loan.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, these securities were valued at $3,375,292 or .73% of net assets.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

g Non-income producing security.

h Investment in real estate investment trust within the United States.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund

May 31, 2022 (Unaudited)

The following is a summary of the inputs used as of May 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Commercial Mortgage-Backed	-	758,047	-	758,047
Corporate Bonds	-	18,494,821	-	18,494,821
Equity Securities - Common Stocks	131,931,622	-	-	131,931,622
Equity Securities - Preferred Stocks	325,350	-	-	325,350
Investment Companies	277,210,535	-	-	277,210,535
Municipal Securities	-	1,729,290	-	1,729,290
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	269,157	-	269,157
U.S. Government Agencies Mortgage-Backed	-	14,228,759	-	14,228,759
U.S. Treasury Securities	-	17,603,417	-	17,603,417

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Memebers (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2022, accumulated net unrealized appreciation on investments was $79,192,421, consisting of $90,799,950 gross unrealized appreciation and $11,607,529 gross unrealized depreciation

At May 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.